Significant Accounting Policies - Merchant Solutions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Purchase of merchant cash advances and loans from partner banks	$ 511,646	$ 127,037
Revenues	$ 5,599,864	4,611,856
Minimum
Product Information [Line Items]
Expected term	3 years
Maximum
Product Information [Line Items]
Expected term	7 years
Merchant Solutions, Portion Attributed To Effective Interest Rate
Product Information [Line Items]
Revenues	$ 45,840	$ 19,496